Nature of the Business (Details Narrative) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Pulmatrix Inc [Member]
Exchange ratio valuation amount	$ 280.0
Pre First Merger Cullgen Inc [Member]
Minority interest ownership percentage by noncontrolling owners	96.40%
Minority interest ownership percentage by parent	3.60%
Pulmatrix Inc [Member]
Exchange ratio valuation amount	$ 10.5
Pulmatrix Inc And Cullgen Inc [Member]
Merger agreement termination rights discription	The Merger Agreement contains certain termination rights of each of Pulmatrix and Cullgen. Upon termination of the Merger Agreement under specified circumstances, Pulmatrix may be required to pay Cullgen a termination fee of $420,000, and in certain other circumstances, Cullgen may be required to pay Pulmatrix a termination fee of either $2,800,000 or $8,400,000. At the Effective Time, the board of directors of Pulmatrix is expected to consist of six members, one of which will be a director of Pulmatrix, as designated by Cullgen, and the remainder of which will be designated by Cullgen.
Merger Agreement [Member]
Net cash	$ 2.5
Merger Agreement [Member] | Common Stock [Member]
Price per share | $ / shares	$ 10